SPECIAL TERMINATION ARRANGEMENTS - (Details) - Post employment benefits - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SPECIAL TERMINATION ARRANGEMENTS
Post-employment benefits	$ 12,249,637	$ 5,962,917
Charged to profit or loss	11,112,700	3,588,894
Balances at the beginning	5,962,917	12,010,636
Additions to profit or loss	11,112,700	3,588,894
Benefits paid to participants	(2,893,337)	(3,248,738)
Monetary result benefits paid to participants	(1,932,643)	(6,387,875)
Balances at closing	$ 12,249,637	$ 5,962,917